Debt and Warrant Liabilities - Catalytic note and warrant (Details) - USD ($)			1 Months Ended
	Sep. 07, 2023	Jan. 23, 2019	Jan. 31, 2019	Sep. 30, 2024	Dec. 31, 2023	Jul. 14, 2023	Dec. 31, 2022	Jun. 29, 2019	Jun. 26, 2019
Debt and Warrant Liabilities
Outstanding loan balances				$ 102,923,633	$ 88,996,117		$ 72,878,591
Exercise price of warrant				$ 0.01	$ 0.01
Proposed order amount accrual						$ 1,563,796
Loss due to summary judgement, judgement amount	$ 1,563,796
Loss due to summary judgement, interest on judgement amount	12.00%
Catalytic warrants
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire			2.00%
Exercise price of warrant			$ 0.01
Alchemy warrants
Debt and Warrant Liabilities
Exercise price of warrant								$ 0.01	$ 0.01
Term of warrant								10 years	10 years
Percentage of membership interest to be purchased								1.00%	1.00%
Catalytic notes
Debt and Warrant Liabilities
Interest rate		12.00%
Principal Payable		$ 1,080,000
Discount on issuance (in percentage)		20.00%
Cash received on issuance of debt		$ 900,000
Outstanding loan balances				$ 2,362,191	$ 2,221,321		$ 1,983,322